Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share

Basic and diluted net earnings per share for each of the years presented are calculated as follows:

	December 31, 2025	December 31, 2024
	US$	US$
Numerator:
Net (loss) profit attributable to Class A and B common shareholders – basic and diluted	(1,903,908)	286,142

Denominator:
Weighted average number of shares of Class A and B common shares outstanding – basic and diluted	11,158,314	9,589,315
(Loss) Profit per share attributable to Class A and B common shareholders – basic and diluted	(0.17)	0.03